Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 31, 2022	Dec. 31, 2021
Long-term debt	$ 2,766,179		$ 2,467,321
Other financing arrangements	701,389		803,589
Less: Deferred financing costs	(26,038)		(25,238)
Total long-term debt, net	2,740,141		2,442,083
Less: Long-term debt current portion	(380,653)		(278,326)
Add: Deferred financing costs, current portion	6,903		5,961
Total long-term debt, non-current, net	2,366,391		2,169,718
Revolving Credit Facility [Member]
Long-term debt	0		0
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Long-term debt	25,925		79,348
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Long-term debt	73,928		103,423
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Long-term debt	0		0
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Long-term debt	55,254		0
Loans Payable [Member]
Long-term debt	1,960,920		1,550,472
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	9,075		9,975
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Long-term debt	36,000		37,600
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Long-term debt	0		0
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	6,946		30,188
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	90,400		98,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	51,500		54,500
Loans Payable [Member] | Costamare Inc. 5 [Member]
Long-term debt	118,210		123,990
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Long-term debt	68,875		72,898
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Long-term debt	0	$ 24,554	24,554
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	35,101		56,500
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Long-term debt	14,915		54,400
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Long-term debt	0		0
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Long-term debt	2,025		4,050
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Long-term debt	0		17,400
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	11,100		11,660
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Long-term debt	12,500		14,900
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	19,250		20,750
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	136,607		141,964
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	132,865		138,519
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	67,300		70,350
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Long-term debt	0		12,650
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Long-term debt	81,847		125,360
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	70,418		63,833
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Long-term debt	54,523		59,952
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Long-term debt	76,463		80,228
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Long-term debt	30,115		43,480
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Long-term debt	50,978		0
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Long-term debt	77,500		0
Loans Payable [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Long-term debt	10,800		0
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Long-term debt	40,500		0
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Long-term debt	500,000		0
Unsecured Debt [Member]
Long-term debt	$ 103,870		$ 113,260